PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details Textual) R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended			72 Months Ended	84 Months Ended
	Jul. 11, 2017	Dec. 31, 2000	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2006	Dec. 31, 2006	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 USD ($)
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Deferred Tax Liabilities			$ 1,690,923								$ 1,627,230
Civil lawsuits payable			1,006		$ 908						886
Labour lawsuits payable			92		375						$ 776
Estimated tax liabilities after considering special remedy			14,462						R$ 58,059
Compensation For Damages Sought Value			768	$ 575,000
Compensation Sought For Actual Damages Value			14,944	11,189,270
Compensation Sought For Loss Of Profit Value				11,189,270
Compensation Sought For Moral Damages Value			6,678	$ 5,000,000
Increase through business combinations			815		$ 2,106
Valdivia plant [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Penalty levied by sma			$ 6,185
Annual Tax Units			7,777					7,777	7,777	7,777
Arauco do Brasil S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Estimated tax liabilities			$ 40,891						R$ 164,159
Estimated tax liabilities after considering special remedy			$ 14,337						R$ 57,556
Forestal Arauco S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Additional area of land afforested			1,505.6 hectares	1,505.6 hectares
Percentage of sale of hereditary rights in real estate property which is under litigation proceedings	87.50%
Area of real estate property which is under litigation proceedings	5,144.22 hectares		5,202 hectares	5,202 hectares
Area of land Under Possession			1,855.9 hectares	1,855.9 hectares
Total Area of Land			2,700 hectares	2,700 hectares
Compensation For Damage Sought Value			$ 4,656	$ 3,486,187
Payments For Compensation Damage Sought Value			563	421,723
Arauco Argentina SA [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Area of land afforested		4,777 hectares					23,012 hectares
Capacity of plant							250,000 m3
Additional area of land afforested						8,089 hectares
Fund for export duties payable			23,512							$ 1,406,696
Receivables from taxes other than income tax			6,555
Required collateral value			6,423							$ 384,317
Tax contingent liability [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Deferred Tax Liabilities			6,106					$ 4,571,664
Discount allowed on tax payable			1,615	1,209,399
Deferred tax liabilities after discount			$ 4,491	$ 3,362,265